UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Queens Road Small Cap Value Fund

		Schedule of Investments
		August 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK

Apparel, Assecories, & Luxury Goods - 1.55%
4,950	Stage Stores, Inc.	130,482

Auto Parts & Equipment - 2.04%
8,500	Aftermarket Technology Corp.*	171,530

Chemicals & Allied Products - 1.97%
2,710	FMC Corp.	165,635

Commerical Printing - 0.85%
1,525	Banta Corp.	71,751

Computer Hardware - 2.75%
6,200	Intergraph Corp.*	231,632

Computer Storage & Peripherals - 0.98%
4,000	Hutchinson Technology, Inc.*	82,560

Construction & Farm Machinery - 1.80%
2,926	Oshkosh Truck Corp.	151,274

Crude Petroleum & Natural Gas - 1.93%
6,000	Encore Acqusition Co.*	162,300

Diversified Commerical Services - 2.03%
5,412	VSE Corp.	170,857

Electric Utilities - 1.70%
4,250	MGE Energy, Inc.	142,843

Electronic Equipment & Instruments - 0.63%
1,585	MTS Systems Corp.	53,208

Electric Services - 1.78%
6,000	Cleco Corp	149,760

Fire, Marine & Casualty Insurance - 2.21%
3,700	Proassurance Corp.*	186,110

Food Retail - 2.42%
1,775	Arden Group, Inc.	203,735

Footwear - 2.29%
7,000	K-Swiss, Inc. Class A	192,570

Gas Utilities - 3.23%
7,300	Piedmont Natural Gas Co, Inc.	190,311
3,300	UGI Corp.	81,840
		272,151

Health Care Distributors & Services - 2.00%
5,220	Owens & Minor, Inc.	167,927

Home Furnishings - 2.48%
3,000	Dorel Industires, Inc. *	70,890
5,073	Rent A Center, Inc.*	137,478
		208,368

Housewares & Specialities - 2.76%
5,257	Lancaster Colony Corp.	232,044

Integrated Telecommunication Services - 1.55%
3,702	Commonwealth Telephone Enterprises, Inc.	130,533

Life & Health Insurance - 2.19%
12,500	Phoenix Companies, Inc.	184,500

Multi-line Insurance - 2.33%
10,700	Horace Mann Insurance Co.	196,452

Natural Gas Distribution - 2.64%
4,480	New Jersey Resources Corp.	222,477

Networking Equipment - 3.57%
4,000	Bel Fuse, Inc. Class B	147,880
15,137	Packeteer, Inc.*	152,127
		300,007

Oil & Gas Exploration & Production - 2.42%
5,000	Saint Mary Land & Exploration Co.	204,000

Packaged Foods - 4.01%
3,474	Sanderson Farms, Inc.	108,597
7,626	Smithfield Foods, Inc. *	229,009
		337,606

Personal Products - 2.65%
15,864	CCA Industries, Inc.	158,481
4,000	Inter Parfums, Inc.	64,920
		223,401

Printed Circuit Board - 0.93%
3,000	Park Electrochemical Corp.	78,300

Property & Casualty Insurance- 3.29%
7,350	CNA Surety Corp. *	146,266
4,370	Commerce Group, Inc.	130,182
		276,448

Reginal Banks - 4.37%
5,500	Colonial Bancgroup, Inc.	134,695
6,241	First Midwest Bancorp, Inc.	233,101
		367,796

Real Estate Investment Trusts - 0.83%
938	The Macerich Co.	70,031

Reinsurance - 3.54%
6,000	Endurance Specialty Holdings Ltd.	193,621
3,500	Platinum Underwriters Holdings Ltd.	103,950
		297,571

Retail - Grocery Stores - 1.58%
2,037	Village Super Market, Inc.	133,098

Services - Miscellaneous Amusement & Recreation - 0.93%
15,000	Six Flags, Inc.*	78,300

Specialty Chemicals - 2.36%
3,625	Albemarle Corp.	199,013

State Commerical Banks - 3.02%
4,150	Central Pacific Financial Corp.	150,190
2,776	Penns Wood Bancorp, Inc.	103,684
		253,874

Surgical & Medical Instruments & Apparatus - 0.90%
1,002	Atrion Corp.	75,982

Thrifts & Mortgage Finance - 2.16%
2,901	Anchor Bank Wisconsin, Inc.	84,767
19,400	Doral Financial Corp.	97,194
		181,961

Tires & Rubber - 1.18%
2,600	Bandag, Inc	98,956

Trucking- 2.63%
4,590	Heartland Express, Inc.	73,807
8,019	Vitran Corp., Inc.*	147,710
		221,517

Wholesale-Apparel, Piece Goods & Notions - 3.27%
10,935	Delta Apparel, Inc.	211,374
3,000	Weyco Group, Inc.	63,870
		275,244

Wholesale - Paper & Paper Products - 0.82%
1,500	United Stationers, Inc.*	68,745

Total for Common Stock ($7,230,131) - 90.58%		7,622,545

CASH AND EQUIVALENTS - 9.41%
791,919	First American Prime Obligation Fund Class A	791,919
	(Cost $791,919) - 4.58%**

	Total Investments - 99.99%	8,414,464
	(Cost $ 8,022,050)

	Other Assets Less Liabilities - 0.01%	458

	Net Assets - 100.00%	$ 8,414,922

* Non-income producing securities.
** Variable Rate Security at August 31, 2006

NOTES TO FINANCIAL STATEMENTS
Queens Small Cap Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,022,050 amounted to $392,404 which consisted of aggregate gross unrealized appreciation of $711,792 and aggregate gross unrealized depreciation of $319,388.

Queens Road Value Fund

		Schedule of Investments
		August 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK
Advertising - 0..38%
250	Omnicom Group, Inc.	$ 21,855

Aerospace & Defense - 1.54%
525	Alliant Techsystems, Inc.*	40,157
160	Boeing Co.	11,984
600	United Technologies Corp.	37,626
		89,767
Agricultural Products - 1.33%
1,800	Scotts Miracle Gro Co.	77,256

Apparel & Accessories - 1.72%
800	Liz Claiborne, Inc.	29,896
1,000	V.F. Corp.	69,890
		99,786
Apparel Retail - 0.64%
1,400	TJX Companies, Inc.	37,450

Beverages - 1.10%
830	Brown Forman Corp.	63,893

Banks - 5.73%
1,400	Bank of America Corp.	72,058
1,700	Bok Financial Corp.	88,400
1,650	Fifth Third Bancorp	64,911
2,650	National City Corp.	91,637
470	Wells Fargo & Co.	16,333
		333,339

Broadcasting & Cable TV - 2.54%
490	CBS Corp. Class B	13,990
1,290	Comcast Corp. Class A Special Non-voting *	45,021
2,800	Echostar Communications Corp.*	88,900
		147,911

Computer Hardware - 1.95%
800	Dell Computer Corp.*	18,040
2,600	Hewlett-Packard Co. Com	95,056
		113,096
Computer Storage & Peripherals - 1.54%
600	Lexmark International Group, Inc.*	33,642
2,500	Seagate Technology LLC	55,625
		89,267
Construction Materials - 0.22%
337	Florida Rock Industries, Inc.	12,533

Data Processing Services - 1.02%
2,495	Electronic Data Systems Corp.	59,456

Department Stores - 0.12%
180	Federated Department Stores, Inc.	6,836

Diversified Financial Services - 1.36%
1,600	Citigroup Corp.	78,960

Electric Utilities - 5.55%
2,400	Duke Power Co.	72,000
700	Exelon Corp.	42,686
3,000	Northeast Utilities Service Co.	68,430
1,700	Progress Energy, Inc.	75,361
1,865	Southern Co.	63,914
		322,391

Electromedical & Electrotherapeutic Apparatus - 1.21%
1,500	Medtronic, Inc.	70,350

Enviornmental Sciences - 0.95%
1,500	Waste Connections, Inc.*	55,155

Fincancials- Asset Management & Custody Banks - 2.20%
2,900	T. Rowe Price Associates, Inc.	127,774

General Merchandise Stores - 0.97%
1,950	Dollar Tree Stores, Inc.*	56,121

Health Care Distributors & Services - 1.07%
800	Wellpoint Health Networks, Inc. *	61,928

Health Care Facilities - 2.43%
1,800	Community Health Systems, Inc.*	69,768
1,450	HCA, Inc.	71,514
		141,282

Household Appliances - 0.33%
239	Whirlpool Corp.	19,337

Household Products - 1.13%
1,100	Clorox Co.	65,791

Housewares & Specialties - 0.47%
380	Fortune Brands, Inc.	27,588

Internet Software & Services - 0.34%
1,000	Intel Corp.	19,570

Investment Banking & Brokerage - 1.07%
945	Morgan Stanley	62,172

Industrial Conglomerates - 1.19%
2,650	Tyco, Inc.	69,298

Industrial Instruments - 1.31%
1,150	Danaher Corp.	76,234

Industrial Machinery - 1.31%
2,000	Ingersoll-Rand Co.	76,040

Insurance Agents - 2.28%
2,250	Brown & Brown, Inc.	67,365
2,500	Marsh & McLennan Companies, Inc.	65,400
		132,765
Integrated Oil & Gas - 1.16%
1,000	Exxon Mobil Corp.	67,670

Integrated Telecommunication Services - 4.91%
1,290	ALLTEL Corp.	69,931
2,584	American Telephone & Telegraph Corp.	80,440
2,600	Century Telephone Enterprises, Inc.	103,532
900	China Netcom Group Corp.	31,815
		285,718

Leisure Products - 0.94%
2,700	Hasbro, Inc.	54,810

Life & Health Insurance - 6.43%
6,063	Aegon NV	108,406
3,500	Conseco, Inc.*	72,450
2,035	MetLife, Inc.	111,986
1,300	Torchmark Corp.	80,873
		373,715

Movies & Entertainment - 3.35%
4,500	News Corp	85,635
5,500	Time Warner, Inc.	91,410
490	Viacom, Inc. Class B *	17,787
		194,832

Multi-Sector Holdings - 1.59%
3,600	Leucadia National Corp.	92,628

Multi-Utilities - 1.86%
2,100	WPS Resources Corp.	107,898

Multi-line Insurance - 1.25%
1,140	American International Group, Inc.	72,755

Networking Equipment - 0.40%
1,000	Motorola, Inc.	23,380

Oil & Gas Exploration & Production - 0.22%
200	Apache Corp.	13,056

Packaged Goods - 1.09%
2,670	Unilever NV	63,653

Personal Products - 1.16%
1,375	Alberto-Culver Co. Class B	67,691

Pharmaceuticals - 6.20%
1,000	Glaxo Smithkline PLC	56,780
1,850	Johnson & Johnson	119,621
1,820	Merck & Co, Inc.	73,801
4,000	Pfizer, Inc.	110,240
		360,442

Property & Casualty Insurance - 1.23%
2,900	Progressive Corp.	71,311

Publishing - 0.89%
420	Gannett, Inc.	23,876
800	John Wiley & Sons, Inc.	27,600
		51,476

Real Estate Investment Trusts - 1.09%
745	Simon Property Group, Inc.	63,168

Reinsurance - 1.86%
2,100	Renaissancere Holdings Ltd.	108,150

Restaurants - 1.13%
1,825	McDonalds Corp.	65,518

Telephone Communications (No Radiotelephone) - 0.30%
1,333	Windstream Corp.	17,595

Trading Companies & Distributors - 0.80%
700	Grainger W. W., Inc.	46,760

Wireless Telecommunication Services - 1.02%
1,586	America Movil SA DE CV	59,174

Total for Common Stock (Cost 4,447,831) - 83.88%		4,876,601

CASH AND EQUIVALENTS - 15.93%
926,339	First American Prime Obligation Fund Class A	926,339
	(Cost 926,339) - 4.58%**

	Total Investments - 99.81%	5,802,940
	(Cost $ 5,374,170)

	Other Assets Less Liabilities - 0.19%	11,015

	Net Assets - 100.00%	$ 5,813,955

* Non-income producing securities.
** Variable Rate Security at August 31, 2006

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,374,170 amounted to $428,770 which consisted of aggregate gross unrealized appreciation of $542,959 and aggregate gross unrealized depreciation of $114,189.

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,642,202 amounted to $284,893 which consisted of aggregate gross unrealized appreciation of $362,074 and aggregate gross unrealized depreciation of $(77,181).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 26,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 26, 2006

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 26, 2006

* Print the name and title of each signing officer under his or her signature.